Related Party Transactions	6 Months Ended
Jun. 30, 2021
6. Related Party Transactions:
6.	Related Party Transactions:

The transactions we have with related parties include compensation arrangements for current compensation, share based compensation and compensation under options.

Executive officers and directors participate in the Corporation’s stock option plan. Certain Executive officers are covered under the Corporation’s health plan.

Key management personnel compensation is comprised of:

	Three months		Six months
	ended June 30,		ended June 30,
	2021	2020	2021	2020

Salaries and bonus	-	-	250,000	-
Short-term employee benefits	602	533	1,185	1,083
Stock-based compensation	184,827	375,172	414,015	804,050

	$185,429	$375,705	$665,200	805,133

On March 1, 2021, the company paid total $250,000 to the CEO as one time compensation for his service over years.

Total honorariums to the independent directors of the Corporation for participating in Board and Committee meetings were nil for the period ended June 30, 2021 and 2020, respectively.

Our Chief Financial Officer receives no compensation as an individual and receives no deferred or incentive compensation. We do make payments in the form of contract for services rendered to a corporation controlled by him. Amounts paid under this arrangement were $240,000 for the period ended June 30, 2021 and $295,000 for the period ended June 30, 2020, respectively.

Our Corporate Legal Counsel received 600,000 restricted shares of common shares for his exemplary service for over 16 years during the period ended June 30, 2021. We also do make payments in the form of contract for services rendered to a corporation controlled by him. Amounts paid under this arrangement were $173,464 for the period ended June 30, 2021 and $161,821 for the period ended June 30, 2020, respectively.